LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Supplemental balance sheet information
Right-of-use assets	$ 1,519	$ 0
Operating lease liabilities - current	902	0
Operating lease liabilities - non-current	535	$ 0
Total operating lease liabilities	$ 1,437
weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	1 year 7 months 17 days
Weighted average discount rate	7.50%